Fees Summary	Aug. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 62,948,427.3
Previously Paid Amount	0
Total Fee Amount	9,637.41
Total Offset Amount	0
Net Fee	$ 9,637.41